LEASES - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Finance lease asset		$ 31,463
Current portion of finance lease liabilities	$ 24,963	1,070
Finance lease liabilities	428	13,956	$ 14,237	$ 14,506
Total lease liabilities	$ 25,100	$ 15,026
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]		Property, Plant and Equipment, Net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]		Accrued Liabilities and Other Liabilities, Current
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]		Finance lease liabilities